INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 14,827	$ 14,356
Accumulated amortization	11,792	10,584
Intangible assets, net	3,035	3,772
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	4,947	4,780
Accumulated amortization	4,930	4,755
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	7,225	7,017
Accumulated amortization	4,455	3,632
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,721	1,661
Accumulated amortization	1,473	1,300
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	934	898
Accumulated amortization	$ 934	$ 897